Acquisition of King's Gaming Promotion Limited (Details Textual) (USD $)	6 Months Ended	12 Months Ended		1 Months Ended		6 Months Ended	0 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended
	Jun. 30, 2014	Dec. 31, 2011	Nov. 10, 2010	Jun. 26, 2013 VIP Room [Member]	Jun. 30, 2013 VIP Room [Member]	Jun. 30, 2014 VIP Room [Member]	Nov. 10, 2010 Kings Gaming [Member]	Jun. 30, 2014 Kings Gaming [Member]	Dec. 31, 2010 Kings Gaming [Member]	Jun. 30, 2014 Maximum [Member] Kings Gaming [Member]	Jun. 30, 2014 Minimum [Member] Kings Gaming [Member]
Business Acquisition [Line Items]
Profit Interest Purchase Agreement Initiation Date									Nov. 10, 2010
Acquire Right Percentage Of Profit Interest					100.00%				100.00%
Payments to Acquire Businesses, Gross					$ 20,000,000	$ 0		$ 9,000,000		$ 36,000,000	$ 9,000,000
Business Acquisition Working Capital									27,000,000
Business Acquisition Installment Payment									9,000,000
Business Acquisition Minimum Gross Profit Requirement	6,150,000							6,150,000
Business Acquisition Installment Payment Description								9,000,000
Additional Incentive Shares Issued		20,000						10,000
Additional Gross Profit Target		2,000,000						1,000,000
Estimated contingent purchase price-Oriental VIP Room				57,803,560				75,973,890
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares									1,500,000
Business Acquisition Common Stock Shares Issued Par Value Per Share							$ 10.74
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned			9				16,110,000
Business Acquisition Gain (Loss) Due To Change In Fair Value Of Contingent Consideration									50,857,564
Issue Of Common Stock Subject To Gross Profit Target		500,000						1,500,000
Estimated Contingent Consideration							$ 50,863,890